Segment Data - Schedule of adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Net loss attributable to the Company	$ (185.8)	$ (221.3)	$ (434.2)
Depreciation and amortization	290.0	270.6	260.6
Interest expense, net of interest income	228.8	183.1	171.8
Benefit from income taxes	(25.0)	(120.5)	(24.3)
Integration and other costs related to acquisitions	244.7	328.3	427.1
Pre-IPO stock-based compensation	63.4	27.1	23.2
Cassidy Turley deferred payment obligation	33.0	44.0	47.6
Other	10.0	17.2	3.0
Adjusted EBITDA	$ 659.1	$ 528.5	$ 474.8